Note 8 - Line of Credit and Notes Payable (Details Textual)			3 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	Dec. 06, 2017 USD ($)	Dec. 19, 2018 USD ($)	Sep. 30, 2018 USD ($)	May 30, 2018 USD ($)
Line of Credit Facility, Maximum Capital Expenditure, Forbearance Period	$ 100,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months				$ 2,594,185
Long-term Debt, Maturities, Repayments of Principal in Year Two				0
Long-term Debt, Maturities, Repayments of Principal in Year Three				0
Long-term Debt, Maturities, Repayments of Principal in Year Four				0
Long-term Debt, Maturities, Repayments of Principal in Year Five				0
Long-term Debt, Maturities, Repayments of Principal after Year Five				$ 0
Line of Credit [Member]
Debt Instrument, Interest Rate, Effective Percentage				5.03%
Term Loan [Member] | Subsequent Event [Member]
Extinguishment of Debt, Amount			$ 2,100,000
Revolving Line Of Credit [Member] | Subsequent Event [Member]
Extinguishment of Debt, Amount			500,000
Term Loan 3 [Member]
Payments for Loans		$ 2,700,000
Prepayment Penalty		$ 25,000
Credit and Term Loan Agreement [Member]
Fixed Charge Leverage Ratio, Maximum Requirement				2.5
Credit and Term Loan Agreement [Member] | Term Loan 1 [Member]
Loans Payable, Total				$ 600,000
Debt Instrument, Periodic Payment, Principal				$ 15,334
Debt Instrument, Interest Rate, Effective Percentage				3.66%
Credit and Term Loan Agreement [Member] | Term Loan 1 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				1.40%
Credit and Term Loan Agreement [Member] | Term Loan 2 [Member]
Loans Payable, Total				$ 1,500,000
Debt Instrument, Periodic Payment, Total				$ 118,809
Debt Instrument, Interest Rate, Stated Percentage				4.40%
Credit and Term Loan Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,000,000				$ 5,000,000
Line of Credit Facility, Fair Value of Amount Outstanding				$ 500,000
Line of Credit Facility, Current Borrowing Capacity				$ 3,000,000
Percentage of Qualified Accounts Receivable Used in Determination of Maximum Borrowing Capacity of Line of Credit				80.00%
Percentage of Qualified Inventory Used in Determination of Maximum Borrowing Capacity of Line of Credit				50.00%
Credit and Term Loan Agreement [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Line of Credit [Member]
Debt Instrument, Basis Spread on Variable Rate				2.75%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 2,500,000
Fixed Charge Leverage Ratio, Maximum Requirement			1.25
Debt Instrument, Interest Rate, Effective Percentage			6.00%
Line of Credit Facility, Current Borrowing Capacity			$ 2,500,000
Percentage of Qualified Accounts Receivable Used in Determination of Maximum Borrowing Capacity of Line of Credit			80.00%
Percentage of Qualified Inventory Used in Determination of Maximum Borrowing Capacity of Line of Credit			25.00%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Prime Rate [Member] | Subsequent Event [Member]
Debt Instrument, Basis Spread on Variable Rate			0.75%
Term Loan [Member]
Debt Instrument, Fair Value Disclosure, Total				$ 1,500,000